SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
loss before income tax	$ (6,083,379)	$ (6,951,698)	$ (1,673,735)
Computed income tax benefit with statutory income tax rate	(1,338,343)	(1,737,925)	(418,434)
Effect of tax holiday and preferential tax rate		16,759	25,045
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	835,085	520,007	251,378
Effect of tax rates adjustment	(48,370)
Change in valuation allowance	132,883	6,308	52,945
Total income tax provision
Other Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the TAC/KSO operations	518,955	1,281,519	130,962
TAC And KSO Operations [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the TAC/KSO operations	$ (100,210)	$ (86,668)	$ (41,896)